Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes rate
	Year Ended December 31,
	2021	2020
Federal tax benefit at statutory rate	$(6,433)	$(6,651)
State taxes	(1,729)	(1,757)
Change in fair value of derivative	735	2,284
Change in fair value of warrant liability	(105)	—
Change in fair value of earnout liability	(1,948)	—
Non-deductible expenses	633	231
Research and development credits	(1,095)	(298)
Change in valuation allowance	10,095	6,191
Other	(153)	—
Provision for income taxes	$—	$—

Schedule of company’s net deferred tax assets (liabilities)
	December 31,
	2021	2020
Deferred tax assets:
Accrued expenses and other	$510	$592
Intangibles	407	369
Net operating losses	14,683	6,046
Research and development credits	1,410	315
Stock based compensation	222	179
Lease Liability	760	485
Unrealized gain/loss	13	—
Total deferred tax assets	18,005	7,986
Valuation allowance	(17,682)	(7,587)
Total net deferred tax assets	323	399

Deferred tax liabilities:
Right-of-use asset	(302)	(399)
Fixed assets	(21)	—
Total deferred tax liabilities	(323)	(399)
Net deferred tax assets	$—	$—

Schedule of company’s federal and state net operating loss carryforwards
	Amount	Expiration Years
Net operating losses, Federal	$53,071	Do not expire
Net operating losses, states primarily California	$45,442	2038 – 2041

Schedule of reconciliation of unrecognized tax benefits
	Year Ended December 31,
	2021	2020
Balance at beginning of year	$252	$17
Additions based on tax positions related to current year	576	235
Balance at end of year	$828	$252